Debt (Maturities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Long-Term Debt Maturities
2013	$ 320
2014	200
2015	500
2016	300
2017	825
Thereafter	5,075
Consumer Notes [Member]
Long-Term Debt Maturities
2013	78
2014	13
2015	30
2016	18
2017	12
Thereafter	$ 8